Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Gateway Trust
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS

Supplement dated June 28, 2019 to the Natixis Funds Prospectuses and Summary Prospectuses, each dated May 1, 2019, as may be revised or supplemented from time to time, for the following funds:

GATEWAY FUND

(the “Fund”)

The text of the last footnote to the “Annual Fund Operating Expenses” table in the “Fund Fees & Expenses” sub-section of the Fund Summary section of the Fund’s prospectus is hereby amended and restated as follows:

Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses attributable to accounts admitted to Class N shares via a prospectus provision that allows Natixis Distribution, L.P., at its sole discretion, to waive the investment minimum for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N shares. This undertaking is in effect through June 30, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Gateway Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS

Supplement dated June 28, 2019 to the Natixis Funds Prospectuses and Summary Prospectuses, each dated May 1, 2019, as may be revised or supplemented from time to time, for the following funds:

GATEWAY FUND

(the “Fund”)

The text of the last footnote to the “Annual Fund Operating Expenses” table in the “Fund Fees & Expenses” sub-section of the Fund Summary section of the Fund’s prospectus is hereby amended and restated as follows:

Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses attributable to accounts admitted to Class N shares via a prospectus provision that allows Natixis Distribution, L.P., at its sole discretion, to waive the investment minimum for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N shares. This undertaking is in effect through June 30, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees.